Financial Risk Management Objectives and Policies - Schedule of Sensitivity Analysis for Market Risk (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Interest rate risk [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 29,430
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (29,430)
Interest rate risk [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 58,860
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (58,860)
Currency risk [member] | US Dollars [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Exposure exchange rate, increase in risk component	5,038.4
Exposure exchange rate, decrease in risk component	3,023
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 2,530,398
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (2,530,398)
Currency risk [member] | US Dollars [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Exposure exchange rate, increase in risk component	6,046.1
Exposure exchange rate, decrease in risk component	2,015.4
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 5,060,797
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (5,060,797)
Currency risk [member] | Euro [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Exposure exchange rate, increase in risk component	5,663.1
Exposure exchange rate, decrease in risk component	3,397.9
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 309,207
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (309,207)
Currency risk [member] | Euro [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Exposure exchange rate, increase in risk component	6,795.8
Exposure exchange rate, decrease in risk component	2,265.3
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 618,414
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (618,414)